Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net income/(loss) for the year	R$ (1,538,141)	R$ 402,649	R$ 2,167,698
Adjustments to reconcile net income (loss) to net cash provided by operations
Financial charges in borrowing and financing raised	4,023,649	3,481,514	2,459,769
Financial charges in borrowing and financing granted	(163,517)	(182,759)	(152,484)
Charges on lease liabilities	99,998	82,521	69,510
Equity earnings of affiliated companies	(448,048)	(351,131)	(237,917)
Deferred taxes	(1,305,927)	(403,544)	420,773
Provision for tax, social security, labor, civil and environmental risks	27,498	(139,871)	92,263
Exchange, Monetary and Cash Flow Hedge	2,929,120	882,201	(105,919)
Write-off of property, plant and equipment right of use and Intangible assets	62,081	158,140	(24,914)
Provision for environmental liabilities and decommissioning of assets	114,704	81,148	(6,899)
Updated shares – Fair value through profit or loss	632,612	(292,346)	1,293,784
Depreciation, amortization and depletion	3,791,413	3,379,141	2,877,656
Accrued/(reversal) for consumption and services	24,711	(64,813)	25,273
Investment impairment reversal			(387,989)
Receivables by indemnity			(422,254)
Net gain from sale of equity interest	(8,451)	(92,438)
Dividends USIMINAS	(44,859)	(52,516)	(113,697)
Other provisions	92,567	106,418	(6,267)
Total Adjustments to reconcile net income/(loss) to net cash provide by operation	9,827,551	6,591,665	5,780,688
Changes in assets and liabilities
Trade receivables - third parties	69,518	225,997	(1,331,126)
Trade receivables - related party	(32,730)	12,512	(72,187)
Inventories	(906,034)	1,303,288	(734,991)
Dividends and receivables - related parties	(42,237)	124,452	176,447
Recoverable taxes	114,230	(1,098,739)	(278,370)
Judicial deposits	(137,381)	41,782	(39,277)
Receipt of RFFSA receivables	442,246
Trade payables	(851,095)	1,159,629	(479,693)
Trade payables – Forfaiting	(1,327,749)	(1,499,635)	1,269,102
Payroll and related taxes	87,140	48,200	31,894
Taxes payables	(215,862)	(214,330)	(2,505,758)
Payables to related parties	(24,231)	(70,659)	21,115
Advance of customers of mineral and energy contracts	6,967,508	4,844,361	(221,130)
Interest paid	(4,052,226)	(3,428,721)	(2,315,586)
Compulsory loan received			370,000
Receipts/(Payments) from hedging operations, cash flow and derivatives	(65,435)	(962,651)	64,436
Other	335,433	(187,192)	139,531
Increase (Decrease) in assets and liabilities	361,095	298,294	(5,905,593)
Net cash generated by operating activities	8,650,505	7,292,608	2,042,793
Investments / AFAC / Acquisitions of Shares	(32,000)	(338,568)	(662,761)
Purchase of property, plant and equipment, intangible assets and investment property	(5,494,335)	(4,408,119)	(3,352,210)
Intercompany loans granted	(95,951)	(101,912)	(119,536)
Intercompany loans received	12,430	8,032
Financial Investments, net of redemption	70,335	136,678	21,568
Receipt of sale of equity interest	4,419,786	114,763
Cash received from Acquisition of investments Metalgráfica			569
Acquisition of Topázio Energética, Santa Ana and Brasil Central			(466,153)
Cash received from Acquisition of investments in Topázio Energética and Santa Ana			5,095
Acquisition of CSN Cimentos Brasil			(4,770,354)
Cash received in the acquisition of CSN Cimentos Brasil			496,445
Price paid in acquisition of CEEE-G			(928,000)
Cash received in the acquisition of CEEE-G			661,864
Price paid in acquisition of Energética Chapecó			(358,634)
Cash received from Acquisition of investments Chapecó			41,693
Price paid in acquisition of concession rights			(2,024,118)
Net cash (used in) investment activities	(1,119,735)	(4,589,126)	(11,454,532)
Borrowings and financing raised	10,148,426	15,638,624	20,187,894
Transactions cost - Borrowings and financing	(145,187)	(201,917)	(334,709)
Amortization of borrowings and financing	(6,927,383)	(9,892,344)	(10,782,858)
Amortization of leases	(308,201)	(239,909)	(155,995)
Dividends and interest on shareholder’s equity	(2,535,325)	(3,980,871)	(3,756,738)
Share repurchase	(336,162)		(410,568)
Net cash (used in) generated by financing activities	(103,832)	1,323,583	4,747,026
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(162,959)	27,797	9,589
Increase (decrease) in cash and cash equivalents	7,263,979	4,054,862	(4,655,124)
Cash and equivalents at the beginning of the year	16,046,218	11,991,356	16,646,480
Cash and equivalents at the end of the year	R$ 23,310,197	R$ 16,046,218	R$ 11,991,356